Trade payables - Additional information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Trade and other current payables
Increase (Decrease) in total trade payables	€ 1,000
Increase in invoices to be received	1,000
Accrued expenses	9,078	€ 8,108
Revision of prior period, reclassification, adjustment
Trade and other current payables
Accrued expenses reclassified.	€ 1,900	€ 1,900